Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Summary of Accounts Payable and Accrued Liabilities

As at,	March 31, 2022	March 31, 2021
The carrying amount of:
Accounts payable	$54.6	$43.3
Accrued liabilities	54.3	58.3
Wages and accrued vacation payable	153.0	52.2

	$261.9	$153.8